CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Financing Activities:
CASH AT YEAR END	$ 619,554	$ 129,560
WILSON-DAVIS & CO., INC
Cash Flows from Operating Activities:
Net income/(loss)	(276,508)	(175,528)
Noncash revenue and expense adjustments:
Depreciation and amortization expense	9,138	14,476
Change in allowance for doubtful accounts	277,416
(Increase)/decrease in assets:
Receivables from broker-dealers and clearing organizations	(2,271,746)	573,439
Receivables from customers	(230,328)	323,454
Advances and prepaid expenses	129,250	(153,416)
Trading securities, market value, net	3,134	(20,381)
Commissions receivable	5,762	9,781
Cash deposits with clearing organizations and other broker-dealers		(1,000,000)
Income tax receivable		677,248
Operating lease right-of-use asset	82,853	79,041
Other assets	(11,271)	(36,918)
Increase/(decrease) in liabilities:
Payables to customers	(4,582,944)	(12,518,507)
Accounts of and payables to officers and directors	(109,388)	(611,751)
Accounts payable and accrued expenses	299,770	(606,861)
Commissions, payroll and payroll taxes payable	(28,520)	142,559
Stock loan	(42,000)
Due from Atlas Clear	398	(409,429)
Operating lease liability	(86,033)	(80,289)
CASH USED FOR OPERATING ACTIVITIES	(6,831,017)	(13,793,082)
Cash Flows from Financing Activities:
Subordinated Notes	1,300,000
Dividends paid		(41,000)
CASH USED FOR FINANCING ACTIVITIES	1,300,000	(41,000)
Net decrease in cash and restricted cash	(5,531,017)	(13,834,082)
CASH AT BEGINNING OF YEAR	36,059,356	59,249,523
CASH AT YEAR END	$ 30,528,339	$ 45,415,441